Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	₨ 90,420	₨ 80,298
Trade And Other Receivables Gross	91,898	81,749
Allowance account for credit losses of financial assets	(1,478)	(1,451)	₨ (1,258)
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Allowance account for credit losses of financial assets	(1,478)	(1,451)
Financial assets past due but not impaired [member] | Neither Past Due [Member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	81,010	71,350
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	9,070	8,648
Not later than one year [member] | Financial assets impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	0	32
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	467	412
Later than one year [member] | Financial assets impaired [member]
Disclosure of Aging of trade and other receivables past due impaired [Line Items]
Trade and other receivables	₨ 1,351	₨ 1,307